CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
Schedule of reconciliation of net income attributable to non-controlling interest

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income	$47,578	$11,661	$4,650	$16,360
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	127	—	156
Vantiv, Inc. income tax expense (benefit) (b)	15,177	1,013	(10,558)	(1,270)
Net income (loss) attributable to Vantiv Holding	62,755	12,801	(5,908)	15,246
Net income attributable to non-controlling interests (c)	$24,622	$6,281	$58	$7,481

(a)                                  Represents miscellaneous expenses incurred by Vantiv, Inc.

(b)                                 Represents income tax benefit related to Vantiv, Inc., not including consolidated subsidiaries.

(c)                                  Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income (loss) based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the six months ended June 30, 2012, the net loss attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.